Non-controlling Interests ("NCI") - Additional Information (Details) - CAD ($)			12 Months Ended	13 Months Ended
	Dec. 27, 2017	Feb. 21, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Transaction costs			$ 2,446,279		$ 2,772,146
Acasti
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of subsidiary owned	33.96%		19.78%
Proportion of ownership interests held by non-controlling interests on a fully diluted basis	20.39%				34.45%
Proportion of voting right held by non-controlling interests on a fully diluted basis	12.12%				23.28%
Number of shares owned in subsidiary	5,064,694
Fair value of investment	$ 6,079,271		$ 6,585,740
Fair value of investment, per share	$ 1.20		$ 1.30
Gain on loss of control of subsidiary	$ 8,783,613		$ 506,469
Principal amount of unsecured debentures and contingent warrant issued		$ 2,000,000
Number of contingent warrants to acquire common shares		1,052,630
Acasti | Public Offering
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of shares issued		3,930,518
Share issued price		$ 1.45
Gross proceeds from issuing units		$ 5,699,251
Transaction costs		$ 1,190,730
Acasti | Non-controlling Interest
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Impact of expiry of Acasti options and call-options			(1,466,459)		$ (3,059,035)
Impact on non-controlling interest resulting from exercise of broker warrants			228,530
Impact on non-controlling interest resulting from financing fees related to past financing			(102,011)
Impact on non-controlling interest resulting from issue of shares to settle convertible debentures interest			$ 51,965
Impact of expiry of Acasti options and call-options				$ 3,059,035
The change in equity resulting from the public offering				5,681,990
Impact of private placement				$ 308,907